                            SEPARATE ACCOUNT KG
                                    OF
          ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
              FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

          SUPPLEMENT TO PROSPECTUSES AND STATEMENTS OF ADDITIONAL
                     INFORMATION DATED APRIL 29, 2005

                                   * * *

Effective December 2, 2005, Aberdeen Asset Management Inc. ("AAMI") will become the subadvisor of the Scudder Fixed Income Portfolio of the Scudder Variable Series II. As of December 2, 2005, throughout the prospectuses references to an Aberdeen Asset Management Inc. ("AAMI") will be inserted as the subadvisor for the Scudeer Fixed Income Portfolio of Scudder Variable Series II.

For more information, see the Prospectus Supplement for Scudder Variable Series II dated December 5, 2005.

If you should have any questions, please call 1-800-782-8380 for assistance.

                                   * * *

SUPPLEMENT DATED DECEMBER 12, 2005

AFLIAC/FAFLIC Scudder Plus
AFLIAC/FAFLIC Scudder Elite